Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share
Basic earnings per share
Basic earnings per share:

($ in millions, except per share data in $)	2019	2018	2017

Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	1,043	1,514	1,441
Income from discontinued operations, net of tax	396	659	772
Net income	1,439	2,173	2,213

Weighted-average number of shares outstanding (in millions)	2,133	2,132	2,138

Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	0.49	0.71	0.67
Income from discontinued operations, net of tax	0.19	0.31	0.36
Net income	0.67	1.02	1.04

Diluted earnings per share
Diluted earnings per share:

($ in millions, except per share data in $)	2019	2018	2017

Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	1,043	1,514	1,441
Income from discontinued operations, net of tax	396	659	772
Net income	1,439	2,173	2,213

Weighted-average number of shares outstanding (in millions)	2,133	2,132	2,138
Effect of dilutive securities:
Call options and shares	2	7	10
Adjusted weighted-average number of shares outstanding (in millions)	2,135	2,139	2,148

Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	0.49	0.71	0.67
Income from discontinued operations, net of tax	0.19	0.31	0.36
Net income	0.67	1.02	1.03